Advances to Suppliers, Net (Details) - Schedule of allowance for doubtful accounts movement - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of allowance for doubtful accounts movement [Abstract]
Beginning balance	$ 965,843	$ 1,112,374
Bad debt provision	16,351	262,743
Write off		(433,305)
Recovery	(375,898)
Foreign exchange translation	(35,134)	24,031
Ending balance	$ 571,162	$ 965,843